Schedule of intangible assets, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total		$ 12,896,994	$ 35,675,049
Less: accumulated amortization		(9,510,877)	(26,483,336)
Intangible assets, net	$ 3,000,978	3,386,117	9,191,713
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total			22,778,055
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total		5,853,354	5,853,354
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total		$ 7,043,640	$ 7,043,640